NET LOSS PER SHARE - Basic and Diluted Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (65,142)	$ (97,023)
Loss on repurchase of convertible preferred stock	0	(11,053)
Net loss attributable to common shareholders	(65,142)	(108,076)
Net loss attributable to common shareholders	$ (65,142)	$ (108,076)
Weighted-average common shares outstanding, diluted (in shares)	113,328,450	89,216,091
Weighted-average common shares outstanding, basic (in shares)	113,328,450	89,216,091
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.57)	$ (1.21)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.57)	$ (1.21)